SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial Assets (Details) - USD ($) $ in Thousands			12 Months Ended
		Oct. 22, 2015	Dec. 31, 2017		Dec. 31, 2016
Disclosure of subsidiaries [line items]
Other financial liabilities			$ 10,664		$ 12,602
Other current financial assets			$ 873	[1]	$ 900
Dynaflows S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		33.27%	33.27%		33.27%
Dynaflows S.A.
Disclosure of subsidiaries [line items]
Other financial liabilities			$ 0		$ 0
Clarice, Subscription Agreement
Disclosure of subsidiaries [line items]
Other financial liabilities			800		900
Clarice
Disclosure of subsidiaries [line items]
Financial assets, at fair value			800		900
Other financial liabilities			3,119		4,446
Other current financial assets	[1]				900
Call Options on Minority Interest
Disclosure of subsidiaries [line items]
Financial assets, at fair value			455		319
Call Options on Minority Interest | Level 3 of fair value hierarchy
Disclosure of subsidiaries [line items]
Financial assets, at fair value			$ 455		$ 319

[1]	Includes the fair value of foreign exchange forward contracts of 73 as of December 31, 2017 (note 27.10.3) and a financial asset related to the acquisition of Clarice of 800 and 900 as of December 31, 2017 and 2016, respectively (note 23).